Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Sub-total	Share capital	Share premium	Accumulated other comprehensive income (loss)	Retained earnings	Non - controlling interests
Equity at beginning of period at Dec. 31, 2023	$ 727,845	$ 727,688	$ 21,198	$ 359,280	$ (810)	$ 348,020	$ 157
Comprehensive income (loss) for the interim period
Profit for the interim period	30,376	30,324				30,324	52
Other comprehensive income (loss)	(2,942)	(2,880)			(2,880)		(62)
Total comprehensive income for the interim period	27,434	27,444			(2,880)	30,324	(10)
Equity at end of period at Mar. 31, 2024	755,279	755,132	21,198	359,280	(3,690)	378,344	147
Equity at beginning of period at Dec. 31, 2024	842,033	841,915	21,198	359,280	(10,688)	472,125	118
Comprehensive income (loss) for the interim period
Profit for the interim period	23,912	23,846				23,846	66
Other comprehensive income (loss)	1,535	1,535			1,535
Total comprehensive income for the interim period	25,447	25,381			1,535	23,846	66
Equity at end of period at Mar. 31, 2025	$ 867,480	$ 867,296	$ 21,198	$ 359,280	$ (9,153)	$ 495,971	$ 184